Short-term Borrowings - Description (Details) - USD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Dec. 31, 2015	Jan. 31, 2015	Aug. 22, 2014	Aug. 09, 2013
Revolving overdraft credit facility dated 5/06/2015
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 7,000
Loan reference interest rate	LIBOR
Debt instrument basis spread	6.00%
Security value	125.00%
Revolving overdraft credit facility dated 5/06/2015 | Minimum
Short Term Debt [Line Items]
Net worth	$ 175,000
Liquid funds	$ 25,000
Revolving overdraft credit facility dated 5/06/2015 | Maximum
Short Term Debt [Line Items]
Leverage ratio	75.00%
Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Maximum borrowing capacity		$ 200,000		$ 220,000
Loan reference interest rate		LIBOR
Debt instrument basis spread		2.50%
Security agreement dated 8/12/2015
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 250,000		$ 150,000
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.10%
Debt maturity date	Aug. 21, 2016
Security agreement dated 8/12/2015 | Minimum
Short Term Debt [Line Items]
Net worth	$ 410,000
Working capital requirement	$ 125,000
Current ratio	115.00%
Interest coverage ratio	190.00%
Security agreement dated 8/12/2015 | Aegean Bunkering USA | Minimum
Short Term Debt [Line Items]
Net worth	$ 25,000
Leverage ratio	900.00%
Working capital requirement	$ 25,000
Borrowing base facility agreement dated 9/16/2015
Short Term Debt [Line Items]
Maximum borrowing capacity	1,000,000
Net worth	$ 410,000
Number of tranches	3
Borrowing base facility agreement dated 9/16/2015 | Tranche A
Short Term Debt [Line Items]
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.10%
Amount of each tranche	$ 155,000
Loan's tenor	1 year
Borrowing base facility agreement dated 9/16/2015 | Tranche B
Short Term Debt [Line Items]
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.50%
Amount of each tranche	$ 115,000
Loan's tenor	2 years
Borrowing base facility agreement dated 9/16/2015 | Tranche C
Short Term Debt [Line Items]
Loan reference interest rate	lender's cost of funds
Debt instrument basis spread	2.00%
Amount of each tranche	$ 730,000
Borrowing base facility agreement dated 9/16/2015 | Minimum
Short Term Debt [Line Items]
Interest coverage ratio	190.00%
Borrowing base facility agreement dated 9/16/2015 | Before the utilization date | Minimum
Short Term Debt [Line Items]
Working capital requirement	$ 35,000
Current ratio	104.00%
Borrowing base facility agreement dated 9/16/2015 | After the quarter of the first utilization date
Short Term Debt [Line Items]
Working capital requirement	$ 125,000
Current ratio	115.00%